CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (249)	$ 248	$ 708
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	(91)	120	(166)
Changes in retirement plans’ funded status	(89)	158	(282)
Foreign currency translation	319	(359)	125
Share of other comprehensive loss of entities using the equity method	(40)	(47)	(44)
Other comprehensive income (loss), net of tax	99	(128)	(367)
Comprehensive income (loss)	(150)	120	341
Less: Comprehensive income (loss) attributable to noncontrolling interests	6	(7)	(6)
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (156)	$ 127	$ 347